UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim Putnam High Yield Portfolio

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
Financial Reports for the Six Months Ended June 30, 2010
Maxim Putnam High Yield Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

ASSETS:
Investments in securities, market value (including $4,461,498 of securities on loan) (1)	$62,491,912
Cash	2,191,300
Dividends and interest receivable	1,128,393
Subscriptions receivable	107,508
Receivable for investments sold	294,514
Unrealized appreciation on forward foreign currency contracts	6,960

Total assets	66,220,587

LIABILITIES:
Due to investment adviser	58,408
Payable upon return of securities loaned	4,565,980
Redemptions payable	316,736
Payable for investments purchased	1,190,253
Unrealized depreciation on forward foreign currency contracts	3,205

Total liabilities	6,134,582

NET ASSETS	$60,086,005

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$802,863
Additional paid-in capital	85,163,495
Net unrealized depreciation on investments and forward foreign currency contracts	(2,538,439)
Undistributed net investment income	145,893
Accumulated net realized loss on investments and forward foreign currency contracts	(23,487,807)

NET ASSETS	$60,086,005

NET ASSET VALUE PER OUTSTANDING SHARE	$7.48
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	115,000,000
Outstanding	8,028,632

(1) Cost of investments in securities	$65,034,106

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

INVESTMENT INCOME:
Interest	$2,991,375
Dividends	19,492
Income from securities lending	8,674

Total income	3,019,541

EXPENSES:
Management fees	367,085

NET INVESTMENT INCOME	2,652,456

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	322,565
Net realized gain on forward foreign currency contracts	188,174
Change in net unrealized depreciation on investments and foreign currency transactions	(608,117)
Change in net unrealized appreciation on forward foreign currency contracts	(62,399)

Net realized and unrealized loss on investments, foreign currency transactions
and forward foreign currency contracts	(159,777)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,492,679

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND YEAR ENDED DECEMBER 31, 2009

	2010	2009
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,652,456	$7,707,739
Net realized gain (loss) on investments	322,565	(12,419,085)
Net realized gain (loss) on forward foreign currency contracts	188,174	(32,130)
Change in net unrealized depreciation on investments	(608,117)	36,085,245
Change in net unrealized appreciation on forward foreign currency contracts	(62,399)	66,154

Net increase in net assets resulting from operations	2,492,679	31,407,923

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,578,674)	(7,603,498)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	26,338,569	34,549,832
Reinvestment of distributions	2,578,674	7,603,498
Redemptions of shares	(47,124,326)	(52,036,414)

Net decrease in net assets resulting from share transactions	(18,207,083)	(9,883,084)

Total increase (decrease) in net assets	(18,293,078)	13,921,341

NET ASSETS:
Beginning of period	78,379,083	64,457,742

End of period (1)	$60,086,005	$78,379,083

OTHER INFORMATION:

SHARES:
Sold	3,407,395	5,093,998
Issued in reinvestment of distributions	342,909	1,086,031
Redeemed	(6,046,621)	(7,478,142)

Net decrease	(2,296,317)	(1,298,113)

(1) Including undistributed net investment income	$145,893	$72,111

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$7.59		$5.55	$9.59	$10.34	$10.05	$10.56

Income from Investment Operations

Net investment income	0.35		0.75	1.11	0.76	0.70	0.66
Net realized and unrealized gain (loss)	(0.12)		2.03	(4.03)	(0.72)	0.29	(0.39)

Total Income (Loss) From
Investment Operations	0.23		2.78	(2.92)	0.04	0.99	0.27

Less Distributions

From net investment income	(0.34)		(0.74)	(1.12)	(0.75)	(0.70)	(0.66)
From net realized gains					(0.04)		(0.12)

Total Distributions	(0.34)		(0.74)	(1.12)	(0.79)	(0.70)	(0.78)

Net Asset Value, End of Period	$7.48		$7.59	$5.55	$9.59	$10.34	$10.05

Total Return ±	2.95%	^	51.21%	(32.37%)	0.19%	10.12%	2.61%

Net Assets, End of Period ($000)	$60,086		$78,379	$64,458	$174,392	$162,285	$130,175

Ratio of Expenses to Average Net Assets	1.10%	*	1.10%	1.10%	1.10%	1.10%	1.10%

Ratio of Net Investment Income to
Average Net Assets	7.96%	*	10.28%	9.59%	7.50%	6.86%	6.50%

Portfolio Turnover Rate	53.25%	^	141.60%	83.22%	73.83%	80.70%	50.80%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Putnam High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective.  The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.  The prices of the majority of Level 3 securities were obtained from single broker quotes.

As of June 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Bonds
Corporate		32,700		55,716,183		-		55,748,883
Common Stock
Auto parts & equipment		130,149		-		-		130,149
Broadcast/media		53,119		-		-		53,119
Building materials		-		51,260		-		51,260
Chemicals		60,385		-		-		60,385
Containers		49,295		-		-		49,295
Gold, metals & mining		65,043		-		-		65,043
Financial services		53,533		-		-		53,533
Health care related		93,776		-		-		93,776
Household goods		182,673		-		-		182,673
Independent power producer		127,184						127,184
Machinery		36,754		-		-		36,754
Oil & gas		184,853		-		-		184,853
Paper & forest products		61,822		-		-		61,822
Real estate		53,168		-		-		53,168
Retail		73,837		-		-		73,837
Telephone &
telecommunications		183,034		-		-		183,034
Transportation		47,087		-		-		47,087
Utilities		128,923		-		-		128,923
Preferred Stock
Agency		-		4,565		-		4,565
Electric companies		-		93,558		-		93,558
Financial services		-		167,893		-		167,893
Food & beverages		-		65,893		-		65,893
Insurance related		182,269		-		-		182,269
Short-term Investments		4,565,980		-		-		4,565,980
Other Financial Instruments *		2,784		31,152				33,936
Total Assets		6,368,368		56,130,504		-		62,498,872
Liabilities
Other Financial Instruments*		-		3,205		-		3,205
Total Liabilities		-		3,205		-		3,205
Total		$6,368,368		$56,127,299		$-		$62,495,667

*Other financial instruments consist of warrants and forward foreign currency contracts.  Warrants are reported at their market value as of June 30, 2010.  Forward foreign currency contracts are reported at their unrealized appreciation/depreciation as of June 30, 2010.

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2010:

Description	Bonds	Other Financial Instruments*	Total
Beginning Balance, January 1, 2010	$330,868	$29,353	$360,221
Total realized gain (or losses) ^	(5,075)	-	(5,075)
Total unrealized gain (or losses) relating to instruments not held at reporting date§	7,935	-	7,935
Total unrealized gain (or losses) relating to instruments still held at reporting date§	-	-	-
Purchases, sales and corporate actions	(333,728)	-	(333,728)
Transfers into (out of) Level 3	-	(29,353)	(29,353)
Ending Balance, June 30, 2010	$-	$-	$-

*	Other financial instruments consist of warrants. Warrants are reported at their market value as of June 30, 2010.
^Included in Net realized gain on investments on the Statement of Operations.
§	Included in Change in net unrealized depreciation on investments on the Statement of Operations.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2010 were $14,262,463, $14,490,869 and 24.12%, respectively.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2010 were $2,976,565, $3,074,008 and 5.12%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency transactions on the Statement of Operations.

Forward Currency Transactions

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.         INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $34,540,673 and $52,657,130, respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2010, the U.S. Federal income tax cost basis was $65,206,514.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,974,430 and gross depreciation of securities in which there was an excess of tax cost over value of $5,689,032 resulting in net depreciation of $2,714,602.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio may capture potential returns from currency realignments or  hedge an undesired currency exposure by entering into a forward foreign currency contract (combined with an underlying investment in U.S. Treasury Bills) to gain the same exposure as buying a short term local currency bond.  The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

Valuation of derivative instruments as of June 30, 2010 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$6,960	Unrealized depreciation on forward foreign currency contracts	$3,205

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Forward Foreign Currency Contracts	Net realized gain on forward foreign currency contracts	$188,174	Change in net unrealized appreciation on forward foreign currency contracts	$(62,399)

As of June 30, 2010, the Portfolio held the following forward foreign currency contracts:

						Net
		Quantity of				Unrealized
		Currency		Quantity of	Settlement	Appreciation
Currency Purchased	Counterparty	Purchased	Currency Sold	Currency Sold	Date	(Depreciation)

Euro	BA	191,500	U.S. Dollar	235,526	July 2010	$(1,299)
Euro	FB	60,400	U.S. Dollar	72,571	July 2010	1,305
Euro	HSB	49,700	U.S. Dollar	60,940	July 2010	(151)
Euro	UBS	450,000	U.S. Dollar	553,618	July 2010	(3,215)
Euro	WES	10,700	U.S. Dollar	13,158	July 2010	(70)
U.S. Dollar	CIT	367,929	Euro	299,200	July 2010	1,972

U.S. Dollar	DB	134,261	Euro	109,200	July 2010	697
U.S. Dollar	FB	147,427	Euro	119,900	July 2010	775
U.S. Dollar	GS	202,568	Euro	164,700	July 2010	1,120
U.S. Dollar	HSB	167,887	Euro	136,500	July 2010	931
U.S. Dollar	JPM	56,940	Euro	46,300	July 2010	310
U.S. Dollar	UBS	135,189	Euro	109,400	July 2010	1,380

Net Appreciation						$3,755

The notional value of open contracts as of June 30, 2010 is representative of the activity during the six months ended June 30, 2010.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned.  The security is also included in the Schedule of Investments.  As of June 30, 2010 the Portfolio had securities on loan valued at $4,461,498 and received collateral of $4,565,980 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

8.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.
MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

SUMMARY OF INVESTMENTS BY MOODY'S RATING
JUNE 30, 2010

% of Portfolio
Moody's Rating	Investments
A	0.14%
BAA	2.82%
BA	16.53%
B	43.66%
C	20.08%
Withdrawn Rating	1.09%
Not Rated	4.89%
Common Stock	2.66%
Preferred Stock	0.82%
Short Term Investments (inc Sec Lend Collat)	7.31%
100.00%

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.71%
105,000	Alliant Techsystems Inc	104,081
	3.00% August 15, 2024
55,000	DynCorp International Inc * ~	55,138
	10.38% July 1, 2017
135,000	Kratos Defense & Security Solutions Inc * ~	137,025
	10.00% June 1, 2017
25,000	L-3 Communications Corp	25,000
	6.38% October 15, 2015
50,000	TransDigm Inc	50,125
	7.75% July 15, 2014
55,000	TransDigm Inc *	55,000
	7.75% July 15, 2014
		$426,369

Auto Parts & Equipment --- 2.27%
125,000	Affinia Group Inc *	136,250
	10.75% August 15, 2016
302,800	Allison Transmission Inc *	318,697
	11.25% November 1, 2015
260,000	American Axle & Manufacturing Inc	218,400
	5.25% February 11, 2014
230,000	Goodyear Tire & Rubber Co	250,125
	10.50% May 15, 2016
215,000	Lear Corp †	215,538
	8.13% March 15, 2020
30,000	Lear Corp	30,075
	7.88% March 15, 2018
5,000	Tenneco Inc †	5,025
	8.13% November 15, 2015
90,000	Tenneco Inc	90,787
	8.63% November 15, 2014
30,000	Visteon Corp * ‡ @	37,200
	12.25% December 31, 2016
55,000	Visteon Corp ‡ @	59,950
	7.00% March 10, 2014
		$1,362,047

Automobiles --- 0.42%
75,000	Ford Motor Co	93,469
	4.25% November 15, 2016
275,000	Motors Liquidation Co † ‡ @	83,187
	8.25% July 15, 2023
245,000	Motors Liquidation Co † ‡ @	78,400
	8.38% July 15, 2033
		$255,056

Bank Loans --- 5.46%
120,000	AGFS Funding Co §	116,580
	7.25% April 21, 2015
154,612	Ardent Health TLB	149,866
	5.44% February 19, 2016
264,451	CCM Merger Inc §	258,820
	5.81% July 21, 2012
85,210	Cengage Learning Acquisitions Inc §	73,388
	2.78% July 3, 2014
247,953	Claire's Stores Inc §	205,653
	3.29% May 29, 2014
80,456	Clear Channel Communications Inc §	62,152
	4.09% January 29, 2016
144,628	First Data Corp §	121,549
	3.29% September 24, 2014
59,850	Harrah's Operating Co Inc §	59,816
	9.50% October 31, 2016
84,362	HUB International Holdings Inc §	80,557
	2.00% June 13, 2014
88,690	Ineos US Finance LLC	84,810
	5.75% December 16, 2014
88,581	Ineos US Finance LLC	84,706
	5.25% December 16, 2013
60,291	iStar Financial Inc	53,778
	2.25% June 28, 2011
44,662	Meg Energy Corp	43,235
	4.29% April 3, 2016
9,959	QVC Inc §	9,928
	5.04% March 30, 2014
110,000	Revlon Consumer Products Corp §	106,818
	6.00% March 11, 2015
94,406	Reynolds Group Holdings §	93,556
	6.25% May 5, 2016
439,666	Six Flags Theme Parks	434,991
	4.53% June 30, 2016
90,000	Six Flags Theme Parks	89,325
	7.78% October 8, 2016
115,000	Smurfit Stone Container	113,850
	5.40% February 22, 2016
40,000	Spectrum Brands ~	40,017
	7.04% June 1, 2016
311,357	Swift Transportation Co Inc §	287,357
	0.42% May 10, 2014
454,027	TXU Corp	334,041
	3.79% October 10, 2014
378,575	Universal City Development	376,363
	4.29% October 20, 2014
		$3,281,156

Banks --- 0.28%
105,000	BAC Capital Trust VI	88,463
	5.63% March 8, 2035
85,000	BAC Capital Trust XI	77,719
	6.63% May 23, 2036
		$166,182

Biotechnology --- 0.16%
90,000	Talecris Biotherapeutics Holdings Corp *	95,850
	7.75% November 15, 2016
		$95,850

Broadcast/Media --- 5.91%
90,000	Affinion Group Inc	94,500
	11.50% October 15, 2015
60,000	Affinion Group Inc	61,500
	10.13% October 15, 2013
40,000	Belo Corp	41,100
	8.00% November 15, 2016
80,000	Cablevision Systems Corp	80,000
	7.75% April 15, 2018
45,000	Cablevision Systems Corp	45,562
	8.00% April 15, 2020
115,000	Cablevision Systems Corp NY Group *	117,300
	8.63% September 15, 2017
266,430	CCH II LLC	310,391
	13.50% November 30, 2016
65,000	CCO Holdings LLC *	65,325
	7.88% April 30, 2018
190,000	Cequel Communications Holdings I LLC * ~	189,287
	8.63% November 15, 2017
110,000	Charter Communications Operating LLC * ~	114,400
	8.00% April 30, 2012
75,000	Charter Communications Operating LLC *	83,250
	10.88% September 15, 2014
90,000	Clear Channel Communications Inc	63,225
	10.75% August 1, 2016
65,000	Clear Channel Communications Inc †	55,413
	5.00% March 15, 2012
210,000	Clear Channel Worldwide Holdings Inc *	210,400
	9.25% December 15, 2017
40,000	CMP Susquehanna Corp * ~	850
	0.40% May 15, 2014
40,000	CSC Holdings LLC *	41,500
	8.50% June 15, 2015
130,000	DirecTV Holdings LLC	134,550
	6.38% June 15, 2015
145,000	DISH DBS Corp	145,362
	7.13% February 1, 2016
140,000	DISH DBS Corp	145,600
	7.88% September 1, 2019
130,000	Gray Television Inc * †	126,100
	10.50% June 29, 2015
50,000	Lamar Media Corp *	49,875
	7.88% April 15, 2018
150,000	Marquee Holdings Inc	123,375
	12.00% August 15, 2014
100,000	Mediacom LLC	96,500
	9.13% August 15, 2019
135,000	Nexstar Broadcasting Inc *	135,675
	8.88% April 15, 2017
70,000	Sinclair Broadcast Group Inc	68,338
	8.00% March 15, 2012
95,000	Sirius XM Radio Inc *	100,937
	9.75% September 1, 2015
235,000	Univision Communications Inc *	252,037
	12.00% July 1, 2014
170,000	Visant Holding Corp	171,700
	8.75% December 1, 2013
100,000	WMG Acquisition Corp	106,500
	9.50% June 15, 2016
85,000	WMG Acquisition Corp	80,963
	7.38% April 15, 2014
45,000	WMG Holdings Corp †	44,775
	9.50% December 15, 2014
75,000	XM Satellite Radio Inc *	71,063
	7.00% December 1, 2014
115,000	XM Satellite Radio Inc *	125,638
	13.00% August 1, 2013
		$3,552,991

Building Materials --- 2.06%
65,000	AMH Holdings Inc	66,300
	11.25% March 1, 2014
165,000	Associated Materials LLC	176,962
	9.88% November 15, 2016
125,000	Building Materials Corp of America * ~	123,750
	7.00% February 15, 2020
285,000	Goodman Global Group Inc * ^	173,850
	11.75% December 15, 2014
80,000	Goodman Global Inc	88,000
	13.50% February 15, 2016
246,288	Nortek Inc	256,755
	11.00% December 1, 2013
300,000	Owens Corning Inc	354,714
	9.00% June 15, 2019
		$1,240,331

Chemicals --- 2.23%
140,000	Hexion US Finance Corp †	132,300
	9.75% November 15, 2014
70,000	Huntsman International LLC *	64,750
	8.63% March 15, 2020
20,000	Huntsman International LLC	19,300
	7.88% November 15, 2014
100,000	Ineos Finance PLC * ~	99,750
	9.00% May 15, 2015
70,000	Ineos Group Holdings PLC	62,274
	7.88% February 15, 2016
310,000	Lyondell Chemical Co	332,475
	11.00% May 1, 2018
85,000	Momentive Performance Materials Inc	80,325
	9.75% December 1, 2014
180,000	Momentive Performance Materials Inc †	196,200
	12.50% June 15, 2014
175,000	Rohm & Haas Co	190,311
	7.85% July 15, 2029
85,000	Solutia Inc	88,400
	8.75% November 1, 2017
75,000	Solutia Inc	74,812
	7.88% March 15, 2020
		$1,340,897

Communications - Equipment --- 0.32%
180,000	CC Holdings GS V LLC *	190,350
	7.75% May 1, 2017
		$190,350

Computer Software & Services --- 0.48%
230,000	SunGard Data Systems Inc †	237,475
	10.25% August 15, 2015
49,000	SunGard Data Systems Inc	49,796
	9.13% August 15, 2013
		$287,271

Containers --- 0.83%
171,000	Berry Plastics Corp	164,588
	8.88% September 15, 2014
100,000	Berry Plastics Corp * ~	91,500
	9.50% May 15, 2018
70,000	Owens-Brockway Glass Container Inc * ~	64,312
	3.00% June 1, 2015
200,000	Smurfit Kappa Treasury Funding Ltd	177,500
	7.50% November 20, 2025
		$497,900

Cosmetics & Personal Care --- 0.47%
200,000	Elizabeth Arden Inc	198,500
	7.75% January 15, 2014
85,000	Revlon Consumer Products Corp *	87,125
	9.75% November 15, 2015
		$285,625

Electric Companies --- 0.93%
215,000	Edison Mission Energy	122,013
	7.63% May 15, 2027
60,000	Energy Future Holdings Corp *	59,700
	10.00% January 15, 2020
181,268	Energy Future Holdings Corp	117,824
	11.25% November 1, 2017
105,000	NV Energy Inc	107,887
	8.63% March 15, 2014
20,000	PNM Resources Inc	21,275
	9.25% May 15, 2015
200,687	Texas Competitive Electric Holdings Co LLC †	128,440
	10.50% November 1, 2016
		$557,139

Electronic Instruments & Equipment --- 1.31%
90,000	General Cable Corp ††	84,375
	Step Bond 0% - 2.25%
	4.50% November 15, 2019
290,000	Legrand France SA	351,442
	8.50% February 15, 2025
135,000	NXP BV †	113,063
	9.50% October 15, 2015
120,000	NXP BV	110,100
	7.88% October 15, 2014
150,000	NXP BV §	128,250
	3.05% October 15, 2013
		$787,230

Electronics - Semiconductor --- 1.11%
90,000	Advanced Micro Devices Inc *	89,550
	8.13% December 15, 2017
30,000	Advanced Micro Devices Inc †	28,500
	6.00% May 1, 2015
80,000	Freescale Semiconductor Inc *	81,600
	10.13% March 15, 2018
40,000	Freescale Semiconductor Inc *	39,500
	9.25% April 15, 2018
165,000	Freescale Semiconductor Inc †	132,000
	10.13% December 15, 2016
294,467	Freescale Semiconductor Inc †	263,548
	9.13% December 15, 2014
35,000	Freescale Semiconductor Inc †	31,937
	8.88% December 15, 2014
		$666,635

Financial Services --- 4.35%
35,000	BankAmerica Capital II	33,950
	8.00% December 15, 2026
279,661	CIT Group Inc	255,191
	7.00% May 1, 2016
421,526	CIT Group Inc	379,373
	7.00% May 1, 2017
142,796	CIT Group Inc	131,729
	7.00% May 1, 2015
151,864	CIT Group Inc	145,410
	7.00% May 1, 2013
62,796	CIT Group Inc	59,185
	7.00% May 1, 2014
90,000	GMAC Inc *	91,125
	8.30% February 12, 2015
70,000	GMAC Inc *	68,425
	8.00% March 15, 2020
70,000	GMAC Inc †	70,437
	7.00% February 1, 2012
525,000	GMAC Inc	484,313
	8.00% November 1, 2031
88,000	GMAC LLC	85,077
	6.75% December 1, 2014
235,000	Icahn Enterprises LP *	227,950
	8.00% January 15, 2018
180,000	Leucadia National Corp	184,500
	8.13% September 15, 2015
140,000	National Money Mart Co *	142,100
	10.38% December 15, 2016
40,000	NB Capital Trust IV	39,000
	8.25% April 15, 2027
210,000	Pinnacle Foods Finance LLC	214,200
	9.25% April 1, 2015
		$2,611,965

Food & Beverages --- 2.40%
120,000	Chiquita Brands International Inc †	117,600
	7.50% November 1, 2014
175,000	Constellation Brands Inc	177,406
	7.25% May 15, 2017
25,000	Dean Foods Co	23,375
	7.00% June 1, 2016
160,000	Dole Food Co Inc *	160,400
	8.00% October 1, 2016
85,000	Great Atlantic & Pacific Tea Co Inc *	70,763
	11.38% August 1, 2015
50,000	JBS USA LLC	56,063
	11.63% May 1, 2014
30,000	Michael Foods Inc * ~	30,825
	9.75% July 15, 2018
255,000	Pantry Inc	235,875
	3.00% November 15, 2012
110,000	Reddy Ice Corp *	113,300
	11.25% March 15, 2015
215,000	Smithfield Foods Inc *	238,112
	10.00% July 15, 2014
85,000	SUPERVALU Inc	84,150
	8.00% May 1, 2016
115,000	Tyson Foods Inc	133,975
	10.50% March 1, 2014
		$1,441,844

Foreign Banks --- 0.47%
130,000	HBOS PLC * ~	121,680
	6.75% May 21, 2018
70,000	Royal Bank of Scotland Group PLC	65,378
	5.05% January 8, 2015
130,000	Royal Bank of Scotland Group PLC §	97,500
	7.65% Perpetual
		$284,558

Gold, Metals & Mining --- 3.66%
200,000	Compass Minerals International Inc	204,375
	8.00% June 1, 2019
220,000	FMG Finance Pty Ltd *	242,000
	10.63% September 1, 2016
425,000	Freeport-McMoRan Copper & Gold Inc	467,500
	8.38% April 1, 2017
80,000	Metals USA Inc	84,000
	11.13% December 1, 2015
135,000	Novelis Inc	141,075
	11.50% February 15, 2015
150,000	Novelis Inc	144,750
	7.25% February 15, 2015
205,000	Ryerson Holding Corp * ^	89,431
	16.33% February 1, 2015
170,000	Ryerson Inc	173,825
	12.00% November 1, 2015
50,000	Steel Dynamics Inc *	49,750
	7.63% March 15, 2020
70,000	Steel Dynamics Inc	75,162
	5.13% June 15, 2014
80,000	Steel Dynamics Inc	80,300
	6.75% April 1, 2015
205,000	Teck Resources Ltd	251,187
	10.75% May 15, 2019
120,000	Teck Resources Ltd	141,600
	10.25% May 15, 2016
55,000	Tube City IMS Corp	53,213
	9.75% February 1, 2015
		$2,198,168

Health Care Related --- 5.38%
160,000	Capella Healthcare Inc * ~	161,600
	9.25% July 1, 2017
95,000	Community Health Systems Inc	97,969
	8.88% July 15, 2015
40,000	DaVita Inc	40,000
	7.25% March 15, 2015
163,000	DaVita Inc	163,204
	6.63% March 15, 2013
220,000	HCA Inc	233,200
	8.50% April 15, 2019
566,000	HCA Inc	605,620
	9.63% November 15, 2016
65,000	HCA Inc	68,900
	9.25% November 15, 2016
200,000	Health Management Associates Inc	189,500
	6.13% April 15, 2016
295,000	IASIS Healthcare LLC	293,525
	8.75% June 15, 2014
50,000	Omnicare Inc	49,500
	6.13% June 1, 2013
205,000	Psychiatric Solutions Inc	210,125
	7.75% July 15, 2015
170,000	Select Medical Corp	159,800
	7.63% February 1, 2015
20,000	Sun Healthcare Group Inc	20,950
	9.13% April 15, 2015
218,100	Surgical Care Affiliates Inc * ~	214,283
	8.88% July 15, 2015
150,000	Tenet Healthcare Corp *	159,000
	8.88% July 1, 2019
195,000	Tenet Healthcare Corp *	206,212
	9.00% May 1, 2015
85,000	United Surgical Partners International Inc	84,788
	8.88% May 1, 2017
165,000	US Oncology Holdings Inc §	153,450
	5.39% March 15, 2012
120,000	US Oncology Inc	123,300
	9.13% August 15, 2017
		$3,234,926

Homebuilding --- 1.08%
65,000	Beazer Homes USA Inc	60,125
	9.13% June 15, 2018
160,000	Lennar Corp * ~	139,200
	6.95% June 1, 2018
145,000	M/I Homes Inc	143,550
	6.88% April 1, 2012
15,000	Meritage Homes Corp * ~	13,425
	7.15% April 15, 2020
35,000	Meritage Homes Corp	33,075
	6.25% March 15, 2015
50,000	Standard Pacific Corp	47,500
	8.38% May 15, 2018
120,000	Standard Pacific Corp	128,400
	10.75% September 15, 2016
90,000	Standard Pacific Corp	83,475
	6.25% April 1, 2014
		$648,750

Hotels/Motels --- 0.32%
50,000	Travelport LLC †	50,500
	11.88% September 1, 2016
140,000	Travelport LLC	140,350
	9.88% September 1, 2014
		$190,850

Household Goods --- 1.28%
160,000	Central Garden & Pet Co	158,600
	8.25% March 1, 2018
80,000	Jarden Corp	82,200
	8.00% May 1, 2016
125,000	Jarden Corp	122,500
	7.50% May 1, 2017
50,000	Jarden Corp	57,780
	7.50% January 15, 2020
60,000	Libbey Glass Inc *	62,100
	10.00% February 15, 2015
102,000	Sealy Mattress Co *	112,710
	10.88% April 15, 2016
65,000	Spectrum Brands Inc * ~	67,031
	9.50% June 15, 2018
100,000	Spectrum Brands Inc	109,000
	12.00% August 28, 2019
		$771,921

Independent Power Producer --- 2.57%
305,000	AES Corp	308,050
	8.00% October 15, 2017
125,000	Dynegy Holdings Inc	86,406
	7.75% June 1, 2019
230,000	Dynegy Roseton	202,400
	7.67% November 8, 2016
390,000	Mirant North America LLC	398,775
	7.38% December 31, 2013
490,000	NRG Energy Inc	487,550
	7.38% February 1, 2016
65,000	NRG Energy Inc	64,350
	7.38% January 15, 2017
		$1,547,531

Investment Bank/Brokerage Firm --- 0.53%
74,000	E*TRADE Financial Corp	78,625
	12.50% November 30, 2017
120,000	E*TRADE Financial Corp	108,000
	7.38% September 15, 2013
150,000	Nuveen Investments Inc	130,500
	10.50% November 15, 2015
		$317,125

Leisure & Entertainment --- 2.98%
115,000	American Casino & Entertainment Properties LLC †	109,250
	11.00% June 15, 2014
100,000	Ameristar Casinos Inc	104,750
	9.25% June 1, 2014
185,000	Fontainebleau Las Vegas Holdings LLC * ‡ @	694
	10.25% June 15, 2015
395,000	Harrah's Operating Co Inc	415,737
	11.25% June 1, 2017
40,000	Harrah's Operating Co Inc	36,700
	10.00% December 15, 2015
60,000	Harrah's Operating Co Inc * †	57,300
	12.75% April 15, 2018
140,000	Isle of Capri Casinos Inc †	126,000
	7.00% March 1, 2014
30,000	MGM Resorts International	32,625
	10.38% May 15, 2014
30,000	MGM Resorts International *	30,825
	9.00% March 15, 2020
15,000	MGM Resorts International	15,000
	8.50% September 15, 2010
70,000	MGM Resorts International	55,125
	6.63% July 15, 2015
190,000	MTR Gaming Group Inc	190,475
	12.63% July 15, 2014
50,000	Penn National Gaming Inc	51,375
	8.75% August 15, 2019
15,000	Pinnacle Entertainment Inc *	13,894
	8.75% May 15, 2020
280,000	Pinnacle Entertainment Inc *	288,400
	8.63% August 1, 2017
470,000	Station Casinos Inc ‡ @	27,906
	6.00% April 1, 2012
975,000	Station Casinos Inc ‡ @	7,312
	6.50% February 1, 2014
210,000	Yonkers Racing Corp * ~	224,963
	11.38% July 15, 2016
		$1,788,331

Machinery --- 1.50%
190,000	Altra Holdings Inc *	188,338
	8.13% December 1, 2016
115,000	Cleaver-Brooks Inc * ~	111,838
	12.25% May 1, 2016
220,000	Mueller Water Products Inc	193,050
	7.38% June 1, 2017
180,000	Navistar International Corp	182,700
	8.25% November 1, 2021
145,000	Thermadyne Holdings Corp ††	146,812
	Step Bond 0% - 10.50%
	10.50% February 1, 2014
105,000	Trinity Industries Inc	80,587
	3.88% June 1, 2036
		$903,325

Medical Products --- 0.45%
200,000	Biomet Inc	215,000
	10.00% October 15, 2017
55,000	Lantheus Medical Imaging Inc * ~	54,450
	9.75% May 15, 2017
		$269,450

Miscellaneous --- 1.48%
185,000	ARAMARK Corp	186,850
	8.50% February 1, 2015
141,050	Ceridian Corp	126,945
	12.25% November 15, 2015
135,000	Ceridian Corp	121,838
	11.25% November 15, 2015
30,000	Iron Mountain Inc	30,600
	8.38% August 15, 2021
110,000	Iron Mountain Inc	111,650
	8.00% June 15, 2020
65,000	Quintiles Transnational Corp *	65,325
	9.50% December 30, 2014
100,000	Reynolds Group Issuer Inc * ~	98,125
	8.50% May 15, 2018
150,000	Reynolds Group Issuer Inc *	146,625
	7.75% October 15, 2016
		$887,958

Office Equipment & Supplies --- 0.23%
125,000	ACCO Brands Corp	135,625
	10.63% March 15, 2015
		$135,625

Oil & Gas --- 11.15%
205,000	Arch Western Finance LLC	205,513
	6.75% July 1, 2013
55,000	ATP Oil & Gas Corp * †	39,875
	11.88% May 1, 2015
190,000	Chaparral Energy Inc	176,700
	8.50% December 1, 2015
225,000	Chesapeake Energy Corp	232,313
	6.38% June 15, 2015
95,000	Complete Production Services Inc	92,863
	8.00% December 15, 2016
245,000	Compton Petroleum Finance Corp	196,000
	7.63% December 1, 2013
90,000	Comstock Resources Inc	89,212
	8.38% October 15, 2017
200,000	Comstock Resources Inc	198,500
	6.88% March 1, 2012
340,000	Connacher Oil & Gas Ltd *	363,800
	11.75% July 15, 2014
180,000	Consol Energy Inc *	187,650
	8.25% April 1, 2020
160,000	Consol Energy Inc *	165,200
	8.00% April 1, 2017
160,000	Crosstex Energy LP	159,800
	8.88% February 15, 2018
110,000	Denbury Resources Inc	114,950
	8.25% February 15, 2020
175,000	Denbury Resources Inc	176,750
	7.50% December 15, 2015
100,000	El Paso Corp	98,831
	7.80% August 1, 2031
170,000	El Paso Corp	195,925
	12.00% December 12, 2013
100,000	Expro Finance Luxembourg SCA *	95,500
	8.50% December 15, 2016
195,000	Forest Oil Corp	203,287
	8.50% February 15, 2014
310,000	Helix Energy Solutions Group Inc *	285,200
	9.50% January 15, 2016
90,000	Hercules Offshore Inc *	79,875
	10.50% October 15, 2017
120,000	International Coal Group Inc	120,000
	9.13% April 1, 2018
190,000	Key Energy Services Inc	188,813
	8.38% December 1, 2014
305,000	Newfield Exploration Co	306,525
	6.63% April 15, 2016
105,000	OPTI Canada Inc	91,350
	7.88% December 15, 2014
260,000	OPTI Canada Inc	226,200
	8.25% December 15, 2014
245,000	Peabody Energy Corp	255,106
	7.38% November 1, 2016
235,000	Petrohawk Energy Corp	244,987
	9.13% July 15, 2013
190,000	Petroleum Development Corp	196,175
	12.00% February 15, 2018
160,000	Plains Exploration & Production Co	171,200
	10.00% March 1, 2016
80,000	Plains Exploration & Production Co	76,400
	7.00% March 15, 2017
135,000	Quicksilver Resources Inc	148,838
	11.75% January 1, 2016
65,000	Quicksilver Resources Inc	64,188
	8.25% August 1, 2015
125,000	Rosetta Resources Inc *	124,375
	9.50% April 15, 2018
265,000	Sabine Pass LNG LP	238,500
	7.25% November 30, 2013
295,000	SandRidge Energy Inc *	279,512
	8.00% June 1, 2018
90,000	Stallion Oilfield Holdings Ltd *	84,600
	10.50% February 15, 2015
200,000	Stallion Oilfield Services Ltd * ‡	114,000
	9.75% February 1, 2015
135,000	Thermon Industries Inc *	137,025
	9.50% May 1, 2017
95,000	Whiting Petroleum Corp	96,900
	7.00% February 1, 2014
167,000	Williams Cos Inc	179,416
	7.75% June 15, 2031
		$6,701,854

Paper & Forest Products --- 1.39%
110,000	Georgia-Pacific LLC *	117,288
	8.25% May 1, 2016
25,000	Georgia-Pacific LLC * ~	25,250
	7.00% January 15, 2015
85,000	NewPage Corp †	77,138
	11.38% December 31, 2014
259,370	NewPage Holding Corp §	56,089
	7.53% November 1, 2013
250,000	PE Paper Escrow GmbH *	274,687
	12.00% August 1, 2014
175,000	Verso Paper Holdings LLC	188,563
	11.50% July 1, 2014
45,000	Verso Paper Holdings LLC §	38,587
	4.09% August 1, 2014
65,000	Verso Paper Holdings LLC †	55,412
	11.38% August 1, 2016
		$833,014

Personal Loans --- 1.70%
275,000	American General Finance Corp	218,969
	6.90% December 15, 2017
55,000	American General Finance Corp	53,006
	5.63% August 17, 2011
90,000	American General Finance Corp †	81,450
	4.88% July 15, 2012
265,000	Ford Motor Credit Co LLC	306,764
	12.00% May 15, 2015
115,000	SLM Corp	100,991
	8.00% March 25, 2020
275,000	SLM Corp	262,891
	5.00% October 1, 2013
		$1,024,071

Pharmaceuticals --- 0.23%
140,000	Elan Finance PLC *	135,975
	8.75% October 15, 2016
		$135,975

Printing & Publishing --- 1.16%
130,000	Cengage Learning Acquisitions Inc *	120,900
	10.50% January 15, 2015
25,000	Cenveo Corp *	25,438
	10.50% August 15, 2016
110,000	Cenveo Corp	105,600
	8.88% February 1, 2018
130,000	McClatchy Co *	131,950
	11.50% February 15, 2017
85,000	Nielsen Finance LLC	86,912
	10.00% August 1, 2014
240,000	Nielsen Finance LLC ††	228,600
	Step Bond 0% - 12.50%
	10.08% August 1, 2016
		$699,400

Railroads --- 0.23%
133,000	RailAmerica Inc	139,318
	9.25% July 1, 2017
		$139,318

Real Estate --- 1.74%
100,000	CB Richard Ellis Services Inc	112,000
	11.63% June 15, 2017
145,000	Felcor Lodging LP †	151,525
	10.00% October 1, 2014
110,000	iStar Financial Inc	86,900
	5.95% October 15, 2013
85,236	Realogy Corp	71,172
	11.00% April 15, 2014
310,000	Realogy Corp †	262,725
	10.50% April 15, 2014
60,000	Ventas Inc *	68,925
	3.88% November 15, 2011
290,000	Ventas Realty LP	293,504
	6.75% April 1, 2017
		$1,046,751

Restaurants --- 0.67%
600,000	Buffets Inc §§	0
	12.50% November 1, 2014
170,000	Games Merger Corp * ~	171,275
	11.00% June 1, 2018
225,000	Wendy's/Arby's Restaurants LLC	234,000
	10.00% July 15, 2016
		$405,275

Retail --- 5.04%
45,000	AutoNation Inc	44,325
	6.75% April 15, 2018
91,834	Blockbuster Inc *	58,584
	11.75% October 1, 2014
200,000	Bon-Ton Department Stores Inc †	196,500
	10.25% March 15, 2014
158,000	Burlington Coat Factory Warehouse Corp	163,530
	11.13% April 15, 2014
94,000	Dollar General Corp	102,812
	10.63% July 15, 2015
285,000	Ferrellgas Escrow LLC	279,300
	6.75% May 1, 2014
85,000	Inergy LP	86,063
	8.25% March 1, 2016
255,000	Inergy LP	251,175
	6.88% December 15, 2014
50,000	Limited Brands Inc	50,375
	7.00% May 1, 2020
115,000	Macy's Retail Holdings Inc	126,788
	7.38% July 15, 2015
215,000	Michaels Stores Inc †	221,987
	10.00% November 1, 2014
455,000	Neiman Marcus Group Inc	409,500
	7.13% June 1, 2028
210,000	Penske Automotive Group Inc	197,400
	7.75% December 15, 2016
120,000	QVC Inc *	117,900
	7.50% October 1, 2019
80,000	QVC Inc *	77,800
	7.38% October 15, 2020
280,000	Rite Aid Corp	247,800
	7.50% March 1, 2017
60,000	Rite Aid Corp	59,775
	10.25% October 15, 2019
170,000	Toys R Us Property Co I LLC *	185,725
	10.75% July 15, 2017
145,000	Toys R Us Property Co LLC *	148,625
	8.50% December 1, 2017
		$3,025,964

Savings & Loans --- 0.71%
115,000	Provident Funding Associates * ~	116,150
	10.25% April 15, 2017
315,000	Residential Capital LLC †	310,275
	9.63% May 15, 2015
		$426,425

Specialized Services --- 4.95%
85,000	Case New Holland Inc * ~	85,638
	7.88% December 1, 2017
165,000	Corrections Corp of America	171,188
	7.75% June 1, 2017
240,000	First Data Corp	147,600
	11.25% March 31, 2016
219,759	First Data Corp †	160,973
	10.55% September 24, 2015
75,000	First Data Corp †	57,000
	9.88% September 24, 2015
115,000	Inmarsat Finance PLC *	117,587
	7.38% December 1, 2017
295,000	LBI Escrow Corp *	303,850
	8.00% November 1, 2017
200,000	New Communications Holdings Inc *	200,750
	8.25% April 15, 2017
85,000	New Communications Holdings Inc *	85,212
	8.50% April 15, 2020
95,000	Prestige Brands Inc *	95,712
	8.25% April 1, 2018
195,000	Sabre Holdings Corp	186,225
	8.35% March 15, 2016
290,000	Service Corp International	256,650
	7.50% April 1, 2027
40,000	Smurfit Kappa Funding PLC	39,500
	7.75% April 1, 2015
265,000	Stewart Enterprises Inc	260,363
	6.25% February 15, 2013
120,000	Trico Shipping AS *	115,200
	11.88% November 1, 2014
50,000	Unisys Corp	54,000
	12.50% January 15, 2016
170,000	Unisys Corp *	196,350
	14.25% September 15, 2015
45,000	Universal City Development Partners Ltd *	45,900
	10.88% November 15, 2016
65,000	Virgin Media Finance PLC	68,656
	9.50% August 15, 2016
105,000	Virgin Media Finance PLC	108,675
	9.13% August 15, 2016
215,000	Yankee Acquisition Corp	217,419
	8.50% February 15, 2015
		$2,974,448

Telephone & Telecommunications --- 8.48%
60,000	Cincinnati Bell Inc	54,450
	8.75% March 15, 2018
325,000	Clearwire Communications LLC *	322,956
	12.00% December 1, 2015
70,000	Cricket Communications Inc	71,400
	7.75% May 15, 2016
115,000	Cricket Communications Inc †	116,725
	9.38% November 1, 2014
35,000	Crown Castle International Corp	34,213
	7.13% November 1, 2019
135,000	Digicel Group Ltd *	131,963
	8.88% January 15, 2015
100,000	Digicel Group Ltd *	103,125
	10.50% April 15, 2018
40,000	Digicel Ltd *	39,600
	8.25% September 1, 2017
65,000	Frontier Communications Corp	67,438
	8.25% May 1, 2014
1,035,000	Hawaiian Telcom Communications Inc ‡ @	103
	12.50% May 1, 2015
65,000	Integra Telecom Holdings Inc * ~	63,619
	10.75% April 15, 2016
285,000	Intelsat Corp	291,412
	9.25% August 15, 2014
285,000	Intelsat Intermediate Holding Co SA	289,987
	9.50% February 1, 2015
105,000	Intelsat Jackson Holdings SA	111,825
	11.25% June 15, 2016
195,000	Intelsat Jackson Holdings SA	206,700
	11.50% June 15, 2016
50,000	Intelsat Luxembourg SA	50,625
	11.25% February 4, 2017
150,000	Leap Wireless International Inc †	125,625
	4.50% July 15, 2014
115,000	Level 3 Communications Inc	104,937
	3.50% June 15, 2012
45,000	Level 3 Communications Inc	43,088
	5.25% December 15, 2011
210,000	Level 3 Financing Inc	190,575
	9.25% November 1, 2014
300,000	MetroPCS Wireless Inc †	309,000
	9.25% November 1, 2014
225,000	NII Capital Corp	236,813
	10.00% August 15, 2016
135,000	PAETEC Holding Corp *	135,000
	8.88% June 30, 2017
90,000	Qwest Communications International Inc	90,225
	7.50% February 15, 2014
75,000	Qwest Corp	81,937
	8.38% May 1, 2016
5,000	Qwest Corp	5,363
	8.88% March 15, 2012
45,000	SBA Telecommunications Inc *	47,363
	8.25% August 15, 2019
115,000	SBA Telecommunications Inc *	119,025
	8.00% August 15, 2016
335,000	Sprint Capital Corp	319,925
	8.75% March 15, 2032
140,000	Sprint Capital Corp	116,200
	6.88% November 15, 2028
260,000	Sprint Nextel Corp	260,000
	8.38% August 15, 2017
100,000	Virgin Media Inc	117,125
	6.50% November 15, 2016
215,000	West Corp †	216,075
	9.50% October 15, 2014
195,000	Wind Acquisition Finance SA *	199,875
	11.75% July 15, 2017
10,000	Wind Acquisition Finance SA *	10,350
	10.75% December 1, 2015
100,000	Wind Acquisition Holdings Finance SA * ~ †	91,000
	12.25% July 15, 2017
315,000	Windstream Corp	317,362
	8.63% August 1, 2016
		$5,093,004

Textiles --- 0.73%
100,000	Hanesbrands Inc	101,375
	8.00% December 15, 2016
190,000	Hanesbrands Inc §	179,787
	4.12% December 15, 2014
100,000	Levi Strauss & Co *	98,000
	7.63% May 15, 2020
55,000	Levi Strauss & Co	56,925
	8.88% April 1, 2016
		$436,087

Transportation --- 0.97%
35,000	Avis Budget Car Rental LLC *	35,350
	9.63% March 15, 2018
250,000	Avis Budget Car Rental LLC	240,625
	7.63% May 15, 2014
170,000	Hertz Corp	172,125
	8.88% January 1, 2014
110,000	Hertz Holdings Netherlands BV * ~	133,841
	8.50% July 31, 2015
		$581,941

TOTAL BONDS --- 92.78%		$55,748,883
(Cost $56,700,168)

COMMON STOCK

Shares		Value ($)

Auto Parts & Equipment --- 0.22%
4,675	Dana Holding Corp ‡‡	46,750
3,025	TRW Automotive Holdings Corp ‡‡	83,399
		$130,149

Broadcast/Media --- 0.09%
7,450	Interpublic Group of Cos Inc ‡‡	53,119
		$53,119

Building Materials --- 0.09%
1,165	Nortek Inc ‡‡	51,260
		$51,260

Chemicals --- 0.10%
2,737	LyondellBasell Industries NV Class A ‡‡	44,203
1,002	LyondellBasell Industries NV Class B ‡‡	16,182
		$60,385

Containers --- 0.08%
1,770	Pactiv Corp ‡‡	49,295
		$49,295

Financial Services --- 0.09%
1,581	CIT Group Inc ‡‡	53,533
		$53,533

Gold, Metals & Mining --- 0.11%
1,100	Freeport-McMoRan Copper & Gold Inc	65,043
		$65,043

Health Care Related --- 0.16%
23,212	Alliance HealthCare Services Inc ‡‡	93,776
		$93,776

Household Goods --- 0.30%
27,670	Sealy Corp † ‡‡	73,879
4,290	Spectrum Brands Holdings Inc ‡‡	108,794
		$182,673

Independent Power Producer --- 0.21%
6,360	AES Corp ‡‡	58,766
2,020	AES Corp ‡‡	68,418
		$127,184

Machinery --- 0.06%
3,400	Thermadyne Holdings Corp ‡‡	36,754
		$36,754

Oil & Gas --- 0.31%
8,100	El Paso Corp	89,991
5,590	Petrohawk Energy Corp ‡‡	94,862
		$184,853

Paper & Forest Products --- 0.10%
9,241	Louisiana-Pacific Corp ‡‡	61,822
		$61,822

Real Estate --- 0.09%
10,655	FelCor Lodging Trust Inc REIT ‡‡	53,168
		$53,168

Retail --- 0.12%
4,125	Macy's Inc	73,837
		$73,837

Telephone & Telecommunications --- 0.30%
18,800	Qwest Communications International Inc	98,700
19,890	Sprint Nextel Corp ‡‡	84,334
		$183,034

Transportation --- 0.08%
4,795	Avis Budget Group Inc ‡‡	47,087
		$47,087

Utilities --- 0.21%
4,115	Public Service Enterprise Group Inc	128,923
		$128,923

TOTAL COMMON STOCK --- 2.72%		$1,635,895
(Cost $2,205,198)

PREFERRED STOCK

Par Value ($)		Value ($)

Agency --- 0.01%
13,425	Fannie Mae Series S	4,565
		$4,565

Broadcast/Media --- 0.00%
9,422	CMP Susquehanna Radio Holdings Corp * ‡‡ ~	0
		$0

Electric Companies --- 0.16%
1,803	PPL Corp ‡‡	93,558
		$93,558

Financial Services --- 0.28%
216	GMAC Inc * ~	167,893
		$167,893

Food & Beverages --- 0.11%
6,220	2009 Dole Food Automatic Common Exchange Security Trust * ~	65,893
		$65,893

Insurance Related --- 0.30%
4,255	Hartford Financial Services Group Inc	98,461
3,335	XL Capital Ltd	83,808
		$182,269

TOTAL PREFERRED STOCK --- 0.86%		$514,178
(Cost $764,421)

STOCK WARRANTS

Shares		Value ($)

Broadcast/Media --- 0.00%
696	Charter Communications Inc Class A ‡‡	2,784
10,767	CMP Susquehanna Radio Holdings Corp * ~ ‡‡ §§	0
		$2,784

Building Materials --- 0.04%
2,304	Nortek Inc ‡‡	24,192
		$24,192

Oil & Gas --- 0.00%
1	Turbo Cayman Ltd ‡‡ §§	0
		$0

Restaurants --- 0.00%
507	Buffets Restaurants Holdings Inc ‡‡ §§	0
		$0

TOTAL STOCK WARRANTS --- 0.04%		$26,976
(Cost $800,047)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,146,061	Bank of America LLC	1,146,061
	Repurchase Agreement
	0.05% July 1, 2010
1,146,062	BNP Paribas Securities Corp	1,146,061
	Repurchase Agreement
	0.04% July 1, 2010
1,127,797	Barclays Capital Inc	1,127,797
	Repurchase Agreement
	0.01% July 1, 2010
1,146,061	Household Bank Securities Inc	1,146,061
	Repurchase Agreement
	0.01% July 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 7.60%		$4,565,980
(Cost $4,565,980)

OTHER ASSETS & LIABILITIES --- (4.00%)		$(2,405,907)

TOTAL NET ASSETS --- 100%		$60,086,005
(Cost $65,035,814)

Legend

*	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
~	Illiquid security
†	A portion or all of the security is on loan at June 30, 2010.
‡	Security in default at June 30, 2010.
@	Security in bankruptcy at June 30, 2010.
§	Represents the current interest rate for variable rate security.
^	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
††	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2010.
§§	Security has no market value at June 30, 2010.
‡‡	Non-income Producing Security
REIT	Real Estate Investment Trust

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets.
See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Putnam High Yield Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$1,029.48	$5.54

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.34	$5.51

*Expenses are equal to the Portfolio's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 26, 2010 (the "Meeting"), approved the continuation of (i) with respect to each of the Fund's Portfolios, the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)
Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
Invesco Advisers, Inc.* (formerly known as Invesco Institutional (N.A.), Inc.)	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio
Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio
Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
*
At the close of business on December 31, 2009, Invesco Global Asset Management (N.A.), Inc., former Sub-Adviser to the Maxim Invesco ADR Portfolio, merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2010, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser's communications with the Board, as well as the adviser's responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Fund's "Index Portfolios" (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, and Maxim S&P 500 Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2009, calendar year returns for the five-year period ended December 31, 2009, and risk-adjusted performance measures.  In addition, except for the Index Portfolios and the Fund's "Asset Allocation Portfolios" (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundation Lifetime Portfolios, and Maxim SecureFoundation Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.

With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios' position in the Fund's overall Portfolio lineup. The Board noted that the Portfolios had performed significantly better than the median fund performance for funds within their Morningstar categories over the most recent calendar-year period, and concluded that, despite the Portfolios' underperformance over the long-term, there is a market for the Portfolios' shares.  With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio's previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio's previous Sub-Adviser in August 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio.  The Board also took into consideration its discussion with management regarding monitoring the Portfolio's performance, and concluded that the Portfolio's performance was being addressed.  As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios.  The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds.  Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios.  With respect to the Maxim Lifetime Asset Allocation Portfolios, the Board noted that these Portfolios had commenced operations on May 1, 2009, and concluded that, in light of the Portfolios' short track record, the Board was generally satisfied with the management of these Portfolios.  With regard to the Maxim SecureFoundation Lifetime Portfolios and Maxim SecureFoundation Balanced Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had only recently commenced operations.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, Maxim Global Bond Portfolio, and Maxim Putnam High Yield Bond Portfolio.  The Board further noted that the Portfolios' expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Bond Index Portfolio and Maxim S&P 500 Portfolio.  With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the generally result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher in comparison to the expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose.  The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.   Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments.  Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010